SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

12.  SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2015	2016
	RMB	RMB
Short-term bank borrowings	4,544,819,828	6,668,284,614
2017 Convertible Senior Notes Due 2017 (Note 17)	324,796,892	170,867,230
2018 Convertible Senior Notes Due 2018 (Note 17)	5,182,240,000	—
Qunar CB	2,658,356,678	—
Other short-term debt	—	48,157,745

Total	12,710,213,398	6,887,309,589

As of December 31, 2016, the Group obtained one borrowing of RMB391 million (US$56.3 million) collateralized by bank deposit of RMB200 million classified as restricted cash. The annual interest rate of borrowing is approximately 1.7%.

As of December 31, 2016, the Group obtained one borrowing of RMB378 million (US$54.5 million) collateralized by short term investment of RMB400 million. The annual interest rate of borrowings is approximately 1.7%.

As of December 31, 2016, the Group obtained three borrowings of RMB868 million (US$125 million) in aggregate collateralized by bank deposits of RMB60 million classified as restricted cash. The annual interest rate of borrowings is approximately from 1.6% to 2.0%.

As of December 31, 2016, the Group obtained four borrowings of RMB1.1 billion (US$152 million) in aggregate collateralized by short-term investment of RMB580 million. The annual interest rate of borrowings is approximately 1.4%.

As of December 31, 2016, the Group obtained four borrowings of RMB250 million (US$36 million) in aggregate collateralized by bank deposits of RMB250 million classified as restricted cash. The annual interest rate of borrowings is approximately from 3.9% to 5.1%.

As of December 31, 2016, the Group obtained twenty borrowings of RMB3.7 billion (US$531.5 million) in aggregate. The annual interest rate of borrowings is approximately from 3.1% to 4.4%.

As of December 31, 2016, the Group obtained five borrowings of RMB36.3 million (EUR5.0 million) in aggregate. The annual interest rate of borrowings is approximately from 2.3% to 2.9%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2015 and 2016.

In June 2015, Qunar issued US$ 500 million, 2% interest rate convertible senior notes due 2021 (the “Qunar CB”) to several institutional investors (the “CB Holders”). The Qunar CB included a Make-Whole provision, where the CB Holders were granted a right to convert the Qunar CB into Qunar’s ADS at an increased conversion rate (the “Make-Whole Rate”) or request redemption at an equivalent dollar amount in the event of certain fundamental changes of Qunar, including change in shareholding over 10%. In October 2015, Ctrip obtained 45% equity interest of Qunar from Baidu which triggered the Make-Whole provision. In December 2015, Ctrip entered into agreements with the CB Holders to settle all the outstanding Qunar CB at a consideration equal to the value of Qunar ADS as if were converted at the Make-Whole Rate. The total consideration included US$ 314 million (Rmb 2,033 million) in cash and 1,044,805 ordinary shares of Ctrip with the aggregated amount of RMB4.5 billion. Such liability of Qunar CB is considered as assumed liability by the Company for Qunar and was charged in pre-acquisition of Qunar. This Make-Whole provision is included in other payables and accruals. The settlement was paid in January 2016.

As of December 31, 2015 and 2016, RMB 325 million (US$50 million) and RMB 171 million of 2017 Notes is classified as short-term debt to present that the 2017 Notes may be redeemed or mature within one year. As of December 31, 2015, RMB 5.2 billion (US$800 million) of 2018 Notes was reclassified as short-term debt because the 2018 Notes holders had a non-contingent option to require the Company to repurchase for cash all or any portion of their 2018 Notes on October 15, 2016. The holders did not exercise that option and it expired and the 2018 Notes were reclassified to non-current at December 31, 2016 as they do not mature until 2018.